Accounting Policies - Schedule of Standards and Amendments to Standards and Interpretations (Details)	12 Months Ended
Dec. 31, 2025
IFRS 9 & IFRS 7 [Member]
Schedule of Standards and Amendments to Standards and Interpretations [Line Items]
Name	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments
Effective date	Jan. 01, 2026
IFRS 9 & IFRS 7 [Member]
Schedule of Standards and Amendments to Standards and Interpretations [Line Items]
Name	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity
Effective date	Jan. 01, 2026
IFRS 18 [Member]
Schedule of Standards and Amendments to Standards and Interpretations [Line Items]
Name	Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027
IFRS 19 [member]
Schedule of Standards and Amendments to Standards and Interpretations [Line Items]
Name	Subsidiaries without Public Accountability: Disclosures
Effective date	Jan. 01, 2027